Related Party Balances and Transactions - Schedule of Relationship with Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Jiamei Cultural and Creative (Shenzhen) Co., Ltd (“Jiamei”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mrs. Cheng
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Chief executive director and the controlling shareholder of the Group
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A director of the Company
Mr. Zheng Hongrong [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A director of Samfine SZ, a subsidiary of the Company